Exhibit 99.1

MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2010-2

Collection Period	6/1/13-6/30/13
Determination Date	7/9/2013
Distribution Date	7/15/2013

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$159,480,362.78
2.	Collections allocable to Principal				$8,425,622.09
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$389,985.48

5.	Pool Balance on the close of the last day of the related Collection Period				$150,664,755.21
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				18,967
7.	Initial Pool Balance				$650,000,000.99

			Beginning of Period	End of Period
8.	Note Balances
	a.	Class A-1 Note Balance	$0.00		$0.00
	b.	Class A-2 Note Balance	$0.00		$0.00
	c.	Class A-3 Note Balance	$22,880,362.78		$15,039,755.21
	d.	Class A-4 Note Balance	$82,000,000.00		$82,000,000.00
	e.	Class B Note Balance	$43,875,000.00		$43,875,000.00
	f.	Class C Note Balance	$8,125,000.00		$8,125,000.00

	g.	Note Balance (sum a - f)	$156,880,362.78		$149,039,755.21

9.	Pool Factors

	a.	Class A-1 Note Pool Factor	0.0000000		0.0000000
	b.	Class A-2 Note Pool Factor	0.0000000		0.0000000
	c.	Class A-3 Note Pool Factor	0.0918890		0.0604006
	d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000

	g.	Note Pool Factor	0.2413544		0.2292919

10.	Overcollateralization Target Amount				$1,625,000.00

11.	Current overcollateralization amount (Pool Balance - Note Balance)				$1,625,000.00

12.	Weighted Average Coupon			%	9.70%
13.	Weighted Average Original Term			months	66.80
14.	Weighted Average Remaining Term			months	28.15

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge			$1,328,483.52
	b.	Liquidation Proceeds allocable to Finance Charge			$2,195.69
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$1,330,679.21

16.	Principal:
	a.	Collections allocable to Principal			$8,425,622.09
	b.	Liquidation Proceeds allocable to Principal			$152,980.11
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a - c)			$8,578,602.20

17.	Total Finance Charge and Principal Collections (15d+16d)				$9,909,281.41
18.	Interest Income from Collection Account				$558.92
19.	Simple Interest Advances				$0.00

20.	Available Collections (Ln17+18+19)				$9,909,840.33

Available Funds

21.	Available Collections		$9,909,840.33
22.	Reserve Account Draw Amount		$0.00

23.	Available Funds		$9,909,840.33

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$132,900.30
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$132,900.30

	d.	Shortfall Amount (a + b - c)	$0.00

25.	Unreimbursed Servicer Advances		$0.00

26.	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$2,500.00
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c.	Other Unpaid Backup Servicing Fees	$0.00
	d.	Amount Paid	$2,500.00

	e.	Shortfall Amount (a + b + c - d)	$0.00

27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$0.00
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$0.00

	e.	Class A-2 Monthly Interest	$0.00
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$0.00

	i.	Class A-3 Monthly Interest	$26,884.43
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$26,884.43

	m.	Class A-4 Monthly Interest	$139,400.00
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$139,400.00

28.	Priority Principal Distributable Amount		$0.00

29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$144,787.50
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$144,787.50

30.	Secondary Principal Distributable Amount		$0.00

31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$35,072.92
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$35,072.92

32.	Tertiary Principal Distributable Amount		$6,215,607.57

33.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 32))		$6,697,152.72

34.	Reserve Account Deficiency		$0.00

35.	Regular Principal Distributable Amount		$1,625,000.00

36.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00

37.	Additional Servicing Fees, if any		$0.00

38.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

39.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$1,330,679.21
	b.	Total Daily Deposits of Principal Collections	$8,578,602.20
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$558.92

	e.	Total Deposits to Collection Account (sum a - d)	$9,909,840.33

40.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$132,900.30
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$2,500.00
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$8,186,752.42
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$1,587,687.61

	f.	Total Withdrawals from Collection Account (sum a - e)	$9,909,840.33

Note Payment Account Activity

41.	Deposits
	a.	Class A-1 Interest Distribution	$0.00
	b.	Class A-2 Interest Distribution	$0.00
	c.	Class A-3 Interest Distribution	$26,884.43
	d.	Class A-4 Interest Distribution	$139,400.00
	e.	Class B Interest Distribution	$144,787.50
	f.	Class C Interest Distribution	$35,072.92

	g.	Class A-1 Principal Distribution	$0.00
	h.	Class A-2 Principal Distribution	$0.00
	i.	Class A-3 Principal Distribution	$7,840,607.57
	j.	Class A-4 Principal Distribution	$0.00
	k.	Class B Principal Distribution	$0.00
	l.	Class C Principal Distribution	$0.00

	m.	Total Deposits to Note Payment Account (sum a - l)	$8,186,752.42

42.	Withdrawals
	a.	Class A-1 Distribution	$0.00
	b.	Class A-2 Distribution	$0.00
	c.	Class A-3 Distribution	$7,867,492.00
	d.	Class A-4 Distribution	$139,400.00
	e.	Class B Distribution	$144,787.50
	f.	Class C Distribution	$35,072.92

	g.	Total Withdrawals from Note Payment Account (sum a - f)	$8,186,752.42

Certificate Payment Account Activity

43.	Deposits
	a.	Excess Collections	$1,587,687.61
	b.	Reserve Account surplus (Ln 53)	$102.87

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$1,587,790.48

44.	Withdrawals
	a.	Certificateholder Distribution	$1,587,790.48

	b.	Total Withdrawals from Certificate Payment Account	$1,587,790.48

Required Reserve Account Amount

45.	Lesser of: (a or b)
	a.	$1,625,000.00	$1,625,000.00
	b.	Note Balance	$149,039,755.21

46.	Required Reserve Account Amount		$1,625,000.00

Reserve Account Reconciliation

47.	Beginning Balance (as of end of preceding Distribution Date)		$1,625,000.00
48.	Investment Earnings		$102.87
49.	Reserve Account Draw Amount		$0.00

50.	Reserve Account Amount (Ln 47 + Ln 48 - Ln 49)		$1,625,102.87
51.	Deposit from Available Funds (Ln 40d)		$0.00
52.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
53.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 52 exist		$102.87

54.	Ending Balance (Ln50 + Ln51 - Ln52 - Ln53)		$1,625,000.00
55.	Reserve Account Deficiency (Ln46 - Ln54)		$0.00

Instructions to the Trustee

56.	Amount to be deposited from the Reserve Account into the Collection Account			$0.00
57.	Amount to be paid to Servicer from the Collection Account			$132,900.30
58.	Amount to be paid to Backup Servicer from the Collection Account			$2,500.00
59.	Amount to be deposited from the Collection Account into the Note Payment Account			$8,186,752.42
60.	Amount to be deposited from the Collection Account into the Certificate Payment Account			$1,587,687.61
61.	Amount to be deposited from the Collection Account into the Reserve Account			$0.00
62.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount		$0.00
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists		$102.87
63.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account			$0.00
64.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account			$0.00
65.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account			$7,867,492.00
66.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account			$139,400.00
67.	Amount to be paid to Class B Noteholders from the Note Payment Account			$144,787.50
68.	Amount to be paid to Class C Noteholders from the Note Payment Account			$35,072.92
69.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus			$1,587,790.48

Net Loss and Delinquency Activity

70.	Net Losses with respect to preceding Collection Period			$234,809.68
71.	Cumulative Net Losses			$7,056,228.47
72.	Cumulative Net Loss Percentage			1.0856%

			Number of Loans	Principal Balance
73.		Delinquency Analysis

	a.	31 to 60 days past due	450	$4,773,531.09
	b.	61 to 90 days past due	134	$1,427,986.70
	c.	91 or more days past due	38	$387,271.35

	d.	Total Past Due (sum a-c)	622	6,588,789.14

Servicer Covenant
74.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$3,009,086,000.00
75.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on July 09, 2013.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Thomas W. Reedy

Name:	Thomas W. Reedy

Title:	Executive Vice President, Chief Financial Officer & Treasurer